SHAREHOLDERS’ EQUITY (Details 2)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 Decimalitem	Dec. 31, 2017	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement		3,640,000	3,640,000	3,020,000	3,100,000
Number of share options exercisable in share-based payment arrangement		2,530,000	2,530,000	2,920,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.40			$ 4.68	$ 4.58
March 10, 2018
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem		100,000
Number of share options exercisable in share-based payment arrangement | Decimalitem		100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	4.06
March 17, 2018
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem		50,000
Number of share options exercisable in share-based payment arrangement | Decimalitem		50,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	4.11
May 13, 2018
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem		100,000
Number of share options exercisable in share-based payment arrangement | Decimalitem		100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	5
July 2, 2018
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem		500,000
Number of share options exercisable in share-based payment arrangement | Decimalitem		500,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	5.28
February 13, 2019
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem		150,000
Number of share options exercisable in share-based payment arrangement | Decimalitem		150,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	5.29
April 13, 2020
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem		785,000
Number of share options exercisable in share-based payment arrangement | Decimalitem		785,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	4.66
October 14, 2020
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem		100,000
Number of share options exercisable in share-based payment arrangement | Decimalitem		100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	4.21
December 10, 2020
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem		545,000
Number of share options exercisable in share-based payment arrangement | Decimalitem		545,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	3.57
June 30, 2021
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem		100,000
Number of share options exercisable in share-based payment arrangement | Decimalitem		66,667
Weighted average exercise price of share options outstanding in share-based payment arrangement	6.35
November 3, 2021
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem		100,000
Number of share options exercisable in share-based payment arrangement | Decimalitem		100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	6.96
February 5, 2022
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem		100,000
Number of share options exercisable in share-based payment arrangement | Decimalitem		33,333
Weighted average exercise price of share options outstanding in share-based payment arrangement	5.86
December 21, 2022
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem		1,010,000
Number of share options exercisable in share-based payment arrangement | Decimalitem		0
Weighted average exercise price of share options outstanding in share-based payment arrangement	3.48
Black scholes [Member]
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted	4,928,000
Black scholes [Member] | March 10, 2018
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted	129,000
Black scholes [Member] | March 17, 2018
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted	64,000
Black scholes [Member] | May 13, 2018
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted	157,000
Black scholes [Member] | July 2, 2018
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted	803,000
Black scholes [Member] | February 13, 2019
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted	206,000
Black scholes [Member] | April 13, 2020
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted	1,242,000
Black scholes [Member] | October 14, 2020
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted	133,000
Black scholes [Member] | December 10, 2020
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted	614,000
Black scholes [Member] | June 30, 2021
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted	120,000
Black scholes [Member] | November 3, 2021
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted	214,000
Black scholes [Member] | February 5, 2022
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted	171,000
Black scholes [Member] | December 21, 2022
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted	$ 1,075,000